Annual Total Returns	Mar. 31, 2024
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Bar Chart Table:
2014	0.94%
2015	(0.62%)
2016	0.60%
2017	1.10%
2018	1.48%
2019	1.68%
2020	0.01%
2021	0.43%
2022	(0.01%)
2023	3.27%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Bar Chart Table:
2014	6.51%
2015	2.28%
2016	(0.50%)
2017	3.76%
2018	0.95%
2019	4.80%
2020	3.25%
2021	0.60%
2022	(4.16%)
2023	4.05%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
Bar Chart Table:
2014	4.95%
2015	1.97%
2016	(0.49%)
2017	3.16%
2018	1.49%
2019	6.95%
2020	4.60%
2021	1.50%
2022	(9.04%)
2023	7.04%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Bar Chart Table:
2014	5.43%
2015	2.35%
2016	(0.01%)
2017	4.65%
2018	2.18%
2019	4.55%
2020	2.18%
2021	1.74%
2022	(5.13%)
2023	4.30%